CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012
REVENUES
Revenues from mining operations	$ 444,320		$ 535,836		$ 1,201,166		$ 1,468,331
COSTS, EXPENSES AND OTHER INCOME
Production	231,535	[1]	220,408	[1]	687,539	[1]	655,349	[1]
Exploration and corporate development	15,550		36,023		35,447		93,417
Amortization of property, plant and mine development (note 5)	76,054		68,318		216,253		199,181
General and administrative (note 15)	24,205		25,416		89,910		91,359
Impairment loss on available-for-sale securities (note 8)	299		600		28,607		12,181
Provincial capital tax					(1,504)		4,001
Interest expense (note 9)	14,924		14,933		42,575		43,600
Interest and sundry (income) expense	(141)		3,200		3,805		2,954
(Gain) loss on derivative financial instruments (note 10)	(3,404)		(1,674)		(4,450)		1,752
Loss on sale of available-for-sale securities (note 8)							6,731
Foreign currency translation loss (gain)	6,507		16,265		(955)		20,773
Income before income and mining taxes	78,791		152,347		103,939		337,033
Income and mining taxes	31,480		46,021		57,149		108,887
Net income for the period	47,311		106,326		46,790		228,146
Net income per share - basic (note 6) (in dollars per share)	$ 0.27		$ 0.62		$ 0.27		$ 1.33
Net income per share - diluted (note 6) (in dollars per share)	$ 0.27		$ 0.62		$ 0.27		$ 1.33
Cash dividends declared per common share (in dollars per share)	$ 0.22		$ 0.20		$ 0.44		$ 0.60
COMPREHENSIVE INCOME
Net income for the period	47,311		106,326		46,790		228,146
Available-for-sale securities and other investments:
Unrealized gain (loss)	11,530		14,925		(9,445)		(22,152)
Reclassification to impairment loss on available-for-sale securities (note 8)	299		600		28,607		12,181
Reclassification to realized loss on sale of available-for-sale securities (note 8)							6,731
Derivative financial instruments (note 10):
Unrealized gain (loss)	1,699		5,983		(152)		7,717
Reclassification to production costs	(219)		(1,255)		(219)		(1,238)
Reclassification to interest expense	10		10		30		10
Pension benefits:
Reclassification to general and administrative expense	131		(345)		393		1,258
Income tax expense impact of reclassification items	21		419		(53)		(8)
Income tax expense impact of other comprehensive income (loss) items	(448)		(1,577)		41		(2,300)
Other comprehensive income for the period	13,023		18,760		19,202		2,199
Comprehensive income for the period	$ 60,334		$ 125,086		$ 65,992		$ 230,345

[1]	Exclusive of amortization shown separately.